Share-based payment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Main Assumptions for Valuation of Share-based Payments

The main assumptions for the evaluation of share-based payments are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Discounted Cash Flow – DCF:
Discount rate(2)	12.50%	15.30%	12.30%
Expected perpetuity growth	3.72%	3.98%	3.63%
Option Pricing Model – OPM:
Discount rate(2)	3.00%	7.00%	0.81%
Volatility mainly(1)	30.52%	38.05%	40.69%
Binomial tree:
Discount rate(2)	3.00%	7.00%	15.00%
Volatility mainly(1)	36.1%	39.97%	39.99%
(1)
The expected volatility is based on the historic volatility of comparable entities within the industry, with a period of time equivalent to the estimated contractual life of the share options granted by the Company.
(2)
The risk-free interest rates that were considered within the discount rates for the years 2023, 2022 and 2021 were 3.96%, 3.45% and 1.85%, respectively; which corresponded to the interpolated U.S. Constant Maturity Treasury yield as of the valuation date.

Summary of Outstanding Share Options, Strike Prices and Expiry Dates

The following table illustrates the outstanding share options under the Plan and the corresponding strike prices (without taking into account the 3-for-1 share split effected in connection with the IPO) and the expiry dates:

Grant Date December of	Number of outstanding options granted – December 31			Strike Price US Dollars	Average option fair value at grant date (1)	Average fair value of share at grant date	Expiry Date, December of
	2023	2022	2021
2006	200,000	200,000	200,000	$1.50	N/A	N/A	2036
2006	157,500	157,500	157,500	$1.00	N/A	N/A	2036
2007	155,000	155,000	155,000	$1.75	N/A	N/A	2037
2008	270,000	270,000	270,000	$2.50	N/A	N/A	2038
2009	300,000	300,000	300,000	$3.25	N/A	N/A	2039
2010	360,000	360,000	360,000	$3.25	N/A	N/A	2040
2011	437,500	437,500	437,500	$4.00	N/A	N/A	2041
2012	437,500	437,500	437,500	$5.00	N/A	N/A	2042
2013	467,500	467,500	467,500	$6.00	N/A	N/A	2043
2014	493,750	493,750	493,750	$6.50	$0.03	$0.08	2044
2015	516,000	516,000	516,000	$6.50	$0.05	$0.13	2045
2016	607,750	607,750	607,750	$5.70	$0.0001	$0.0001	2046
2017	273,750	283,750	283,750	$8.15	$0.0006	$0.003	2047
2018	302,500	315,000	315,000	$9.30	$0.39	$1.08	2048
2019	282,500	297,500	297,500	$13.00	$1.23	$3.04	2049
2020	347,500	365,000	365,000	$15.00	$7.49	$13.43	2050
2021	1,645,000	1,680,000	1,680,000	$19.00	$11.26	$19.62	2051
2022	2,320,000	2,445,000	—	$29.00	$6.23	$12.53	2052
2023	2,090,000	—	—	$36.50	$28.11	$46.21	2053
	11,663,750	9,788,750	7,343,750

(1)
When the Company adopted IFRS Accounting Standards for the first time on December 31, 2020, with transition date as of January 1, 2019, it decided to apply the optional exemption permitted by IFRS 1, First-time Adoption of IFRS Reporting Standards, and did not apply the IFRS 2, Share-based Payment, for share-based payments that were vested before the transition date, but only applied IFRS 2 for share options granted in 2014 onwards, given that the vesting period of the share options is 5 years. Therefore, the fair value of the granted options from 2006 to 2013 have not been calculated nor recognized.

The following table illustrates the reconciliation in the number of share options under the Plan (without taking into account the 3-for-1 share split effected in connection with the IPO) during the years ended December 31:

	2023 Number of share options	2022 Number of share options	2021 Number of share options
Outstanding as of January 1st	9,788,750	7,343,750	5,663,750
Granted during the year	2,090,000	2,445,000	1,695,000
Forfeited during the year	(215,000)	—	(15,000)
Outstanding as of December 31st	11,663,750	9,788,750	7,343,750
Exercisable as of December 31st	—	—	—

Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Outstanding Share Options, Strike Prices and Expiry Dates

The following table illustrates the outstanding Exit Options under the Plan and the corresponding strike prices (without taking into account the 3-for-1 share split effected in connection with the IPO) and the expiry dates:

Grant Date December of	Number of outstanding options granted – December 31			Strike Price US Dollars	Fair value at grant date(1)	Expiry Date, December of
	2023	2022	2021
2020	1,011,664	1,011,664	1,011,664	$7.11	$9.11	2050
2020	1,043,330	1,043,330	1,043,330	$11.00	$8.30	2050
2021	300,000	300,000	300,000	$19.00	$11.51	2051
2023	63,332	—	—	$7.11	$8.04	2051
2023	63,332	—	—	$11.00	$7.58	2051
	2,481,658	2,354,994	2,354,994

(1)
Due to the change in the estimated date of the IPO, the fair value of the options was recalculated. Previously, the fair values of the options were US$9.07 (strike price US$7.11) and US$8.27 (strike price US$11.00) for 2020 grant, and US$11.47 (strike price US$19.00) for 2021 grant.

The following table illustrates the movements in Exit Options (without taking into account the 3-for-1 share split effected in connection with the IPO) during the years ended December 31:

	2023 Number of share options	2022 Number of share options	2021 Number of share options
Outstanding as of January 1st	2,354,994	2,354,994	2,181,658
Granted during the year	126,664	—	300,000
Forfeited during the year	—	—	(126,664)
Outstanding as of December 31st	2,481,658	2,354,994	2,354,994
Exercisable as of December 31st	—	—	—